Property plant and equipment (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Biological assets capitalized	$ 856	$ 1,108
Expense recognized under discontinued operations	2,712	18
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	200	1,178
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	7	2,303
Costs [Member]
Statement [Line Items]
Amortization charge	$ 422	$ 8,875